Investment in equity method investees	12 Months Ended
Dec. 31, 2022
Investment in equity method investees
Investment in equity method investees
10 .	Investments in equity method investees
Investments in equity method investees as of December 31, 2021 and 2022 were as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Sichuan VipFubon Consumer Finance Co., Ltd (“VipFubon”) (i)	200,580	205,515
Kunshan Baowei Information Technology Limited (“Kunshan Baowei”) (ii)	180,278	—
Shenzhen Tencent Puhe Limited Partnership (“Tencent Puhe”) (iii)	182,682	—
Sequoia Fashion and Technology Industry Fund Investment Limited Partnership (“Sequoia Fashion and Technology”)	543,456	543,949
Shanxi Tianmei Shan Shan Outlets Shopping Mall Co., Ltd (“Shanxi Shan Shan”)	568,066	570,396
Guofu Life Insurance Co., Ltd (“Guofu”) (iv)	—	300,946
Zhengzhou Shan Shan(v)	488,687	—
Gansu Shan Shan Outlets Shopping Mall Co., Ltd (“Gansu Shan Shan”)	161,252	157,761
Others	284,282	516,720
Less:
Impairment	(132,415)	(132,415)

Total	2,476,868	2,162,872

(i)
In October 2021, the Group along with two other
un-affiliate
d
PRC companies set up VipFubon in PRC to engage in consumer financing business. The Group holds 49.9% equity interest in VipFubon for a total consideration of RMB249.5 million. As the Group does not have controlling interest nor is the primary beneficiary of VipFubon per articles of association and operation arrangement, but can exercise significant influence on the investee, the Group accounts for this investment using the equity method of accounting.

(ii)
On December 31, 2021, the Group entered into an agreement with the other shareholder of Kunshan Baowei, pursuant to which the Group agreed to sell its 45% equity interest in Kunshan Baowei at a consideration equivalent to 45% of the consolidated net asset value of Kunshan Baowei as of December 31, 2021. Final consideration was determined at RMB177.5 million and was settled by receiving of inventories on the book as of December 31, 2021 valued

equivalent to the consideration
which resulted in a
disposal loss of RMB 2.7 million recorded in investment gain(loss) and revaluation of investment during the year ended December 31,2022. The disposal was completed on March 29,2022 upon fulfillment of the relevant conditions. Further, the loan receivable due from Kunshan Baowei of RMB216,000 are fully repaid at
equivalent value of inventories on December 31, 2021 (Note 2
4
(i)(a)).

(iii)
In July 2022, Tencent Puhe was liquidated and cash proceed
of RMB 175.8
million was distributed to the Group which resulted in a gain of

RM
B 0.1
million and was recorded in investment gain(loss) and revaluation of investment during the year ended December 31,2022. During the years ended December 31, 2021 and 2022, the Group recognized its share of loss of Tencent Puhe in the amount of RMB7,214 and RMB7,032, respectively.

(iv)
During the year ended December 31, 2021, the Company entered into an agreement to acquire additional 4.43% equity interest in Guofu for consideration of RMB 228.6 million, subject to completion of certain regulatory registration. Guofu is an insurance company providing a broad range of insurance products, including life insurance, annuity, health insurance and accident insurance products, etc. Upon completion of the registration on January 10, 2022, investment carrying value amounted to RMB468.6 million and the Company h
eld
20.43%
of the total share capital of Guofu with significant influence on the investee and accordingly, is reclassified from other investments to equity method investment.

(v)
During the year ended December 31, 2022, the Group acquired additional equity interests in Zhengzhou Shan Shan and consolidated the outlet from the acquisition date. At the acquisition date, a total gain of RMB307,185 was recognized as gain on deemed disposal of equity method investment. Please refer to Note 3 for details.

During the year ended December 31, 2020, 2021 and 2022, the Group recognized gain (loss) on disposal of an equity method investee at the amount of RMB4,809
,
nil
and RMB(2,615)
,
and gain on deemed disposal of equity method investment arising from step acquisition in the amount of RMB52,820, nil and RMB307,185, respectively. During the years ended December 31, 2020, 2021 and 2022, the Group recognized its share of income (loss) of equity method investees at the amount
 o
f
 RMB30,015, RMB42,303 and RMB(6,559), respectively. RMB43,160, RMB35,791 and nil impairment have been recorded on these investments accounted for under equity method for the years ended December 31, 2020, 2021 and 2022, respectively.